Investments in subsidiary undertakings, joint ventures and associates - Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income statement:
Revenue	$ 23,014	$ 22,485	$ 23,378
Profit after tax	(2,813)	2,185	792
The above profit for the year includes the following
Depreciation and amortisation	(830)	(725)	(685)
Interest income	2,570	1,997	1,636
Income tax expense	(804)	(711)	(681)
CPL
Income statement:
Revenue	7,374	5,492	4,524
Profit after tax	453	599	427
The above profit for the year includes the following
Depreciation and amortisation	(86)	(81)	(71)
Interest income	465	378	351
Interest expense	(2)	(2)	(3)
Income tax expense	$ (84)	$ (166)	$ (92)